Goodwill And Intangible Assets (Intangible Assets) (Details) - USD ($) $ in Millions	Aug. 02, 2015	Aug. 03, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 297	$ 253
Finite-Lived Intangible Assets, Accumulated Amortization	(52)	(35)
Finite-Lived Intangible Assets, Net	245	218
Indefinite-Lived Intangible Assets (Excluding Goodwill)	960	957
Total net intangible assets	1,205	1,175
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	222	178
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	40	40
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 35	$ 35